SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended
Mar. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	4,210
Weighted average remaining contractual life (years)	4 years 3 months 7 days
Weighted average exercise price | $ / shares	$ 139.67
Number of stock options exercisable | shares	2,631
Weighted average exercise price exercisable | $ / shares	$ 141.9
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	789
Weighted average remaining contractual life (years)	2 years
Weighted average exercise price | $ / shares	$ 155.8
Number of stock options exercisable | shares	789
Weighted average exercise price exercisable | $ / shares	$ 155.8
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	3,421
Weighted average remaining contractual life (years)	4 years 9 months 14 days
Weighted average exercise price | $ / shares	$ 135.9
Number of stock options exercisable | shares	1,842
Weighted average exercise price exercisable | $ / shares	$ 135.9